Employee Benefits - Summary of IAS 19 Components of Obligation Expense Recognized (Details) € in Thousands	Dec. 31, 2024 EUR (€)
Disclosure of net defined benefit liability (asset) [line items]
Beginning balance	€ 280
Ending balance	€ 280